Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000127983
Shareholder Report [Line Items]
Fund Name	Sarofim Equity Fund
Class Name	Retail Class
Trading Symbol	SRFMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Class of the Sarofim Equity Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.sarofim.com/u-s-mutual-funds/. You can also request this information by contacting us at 1-855-727-6346.
Additional Information Phone Number	1-855-727-6346
Additional Information Website	https://www.sarofim.com/u-s-mutual-funds/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sarofim Equity Fund, Retail Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 66,570,704
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 92,593
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$66,570,704	43	$92,593	5%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.3%
Canada	1.3%
France	1.9%
United Kingdom	2.7%
Netherlands	2.7%
Taiwan	5.2%
United States	85.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	9.5%
Alphabet, Cl C	9.0%
Microsoft	7.1%
Apple	7.0%
Amazon.com	6.6%
Taiwan Semiconductor Manufacturing ADR	5.2%
Visa, Cl A	3.0%
Mastercard, Cl A	2.7%
Meta Platforms, Cl A	2.7%
ASML Holding, Cl G	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-727-6346
Updated Prospectus Web Address	https://www.sarofim.com/u-s-mutual-funds/